Annual Total Returns[BarChart] - Federated Hermes Intermediate Municipal Fund - SS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.76%	5.00%	(1.93%)	6.54%	2.76%	0.22%	4.46%	0.45%	7.02%	4.63%